Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
(Provision for) recovery of income taxes	$ 225,933,000	$ (79,145,000)
Effective income tax rate reconciliation, development and expansion incentive, percent	5.00%
Tax benefit as a result of concessionary tax rate	$ 4,663,000
Nondeductible expense research and development	76,166,000	0
Investment Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	51,690,000	14,629,000
Foreign
Tax Credit Carryforward [Line Items]
Non-capital tax losses	670,312,000	342,308,000
State
Tax Credit Carryforward [Line Items]
Non-capital tax losses	1,393,831,000	$ 446,442,000
Non-capital tax losses, no expiration	17,835,000
Non-capital tax losses, expire between 2026 and 2041	1,375,996,000
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Non-capital tax losses, no expiration	403,798,000
Non-capital tax losses, expire between 2026 and 2041	$ 266,514,000